Finance Lease Obligations	12 Months Ended
Dec. 31, 2018
Finance Lease Obligations [abstract]
Finance Lease Obligations

18.   Finance Lease Obligations

		Minimum lease payments
		December 31,	December 31,
	 	2018	2017
Less than one year		$3,912	$912
Between one and five years		5,744	-
Total lease obligations		9,656	912
Less: future finance charges		(890)	(6)
Present value of minimum lease payments		$8,766	$906

Presented as:
Current portion		$3,395	$906
Non-current portion		5,371	-